Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Advisor Managed Portfolios
Entity Central Index Key	0001970751
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
Trenchless Fund ETF
Shareholder Report [Line Items]
Fund Name	Trenchless Fund ETF
Class Name	Trenchless Fund ETF
Trading Symbol	RVER
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Trenchless Fund ETF for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.river1.us/rver. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://www.river1.us/rver
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Trenchless Fund ETF	$33	0.65%
[1]
Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.65%
Updated Performance Information Location [Text Block]	Visit https://www.river1.us/rver for more recent performance information.
Net Assets	$ 86,725,777
Holdings Count | $ / shares	19
Investment Company Portfolio Turnover	126.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$86,725,777
Number of Holdings	19
Portfolio Turnover	126%

Holdings [Text Block]

Top Sectors	(%)
Communications	31.2%
Consumer Discretionary	20.9%
Technology	18.6%
Health Care	10.4%
Energy	4.3%
Industrials	3.7%
Financials	1.8%
Cash & Other	9.1%

Top 10 Issuers	(%)
Alphabet, Inc.	12.5%
Lululemon Athletica, Inc.	7.2%
NVIDIA Corp.	6.1%
Maplebear, Inc.	6.0%
Novo Nordisk AS	5.8%
Pinterest, Inc.	5.5%
DraftKings, Inc.	4.8%
Eli Lilly & Co.	4.6%
LVMH Moet Hennessy Louis Vuitton SE	4.5%
Adobe, Inc.	4.5%

Updated Prospectus Web Address	https://www.river1.us/rver

[1]
*	Annualized